Primary financial statements	12 Months Ended
Dec. 31, 2020
Primary financial statements
Primary financial statements

2 Primary financial statements

Assets and liabilities on the balance sheet are classified as current and non-current. Items in the profit and loss account are presented by nature. Assets and liabilities are classified as current when: (i) they are expected to be realised/settled in the entity’s normal operating cycle or within twelve months after the balance sheet date; (ii) they are cash or cash equivalents unless they are restricted from being exchanged or used to settle a liability for at least twelve months after the balance sheet date; or (iii) they are held primarily for the purpose of trading. Derivative financial instruments held for trading are classified as current, apart from their maturity date. Non hedging derivative financial instruments, which are entered into to manage risk exposures but do not satisfy the formal requirements to be considered as hedging, and hedging derivative financial instruments are classified as current when they are expected to be realised/settled within twelve months after the balance sheet date; on the contrary they are classified as non-current.

The statement of comprehensive income (loss) shows net profit integrated with income and expenses that are not recognised directly in the profit and loss account according to IFRSs.

The statement of changes in equity includes the total comprehensive income (loss) for the year, transactions with owners in their capacity as owners and other changes in equity.

The statement of cash flows is presented using the indirect method, whereby net profit (loss) is adjusted for the effects of non-cash transactions.